Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Senior Managers - Shares Delivered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration of key personnel
Net charge to income	€ 76.0	€ 72.0	€ 84.0
Amount paid for retirement pension benefit	€ 1,551.0	0.0	€ 0.0
Current senior managers
Remuneration of key personnel
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 59.4	69.8
Net charge to income	€ 6.4	€ 6.3
Current senior managers | 2015 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	179,614	257,187
Current senior managers | Performance shares plan 2015
Remuneration of key personnel
Number of shares delivered (in shares)	0	515,456
Current senior managers | 2017 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	2,786	0
Number of shares delivered (in shares)	2,786	0
Current senior managers | 2018 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	6,949	0
Number of shares delivered (in shares)	3,474	0
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Number of shares delivered (in shares)	170,185	215,868
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Number of shares delivered (in shares)	219,363	245,575
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2018
Remuneration of key personnel
Number of shares delivered (in shares)	342,884	0
Retired senior managers
Remuneration of key personnel
Amount paid for retirement pension benefit	€ 0.0	€ 0.0
Capital insured by life and accident insurance	€ 135.1	€ 134.1
Maximum | Current senior managers | 2015 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	179,617	391,074
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	417,818	660,205
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	791,360	1,115,570
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2018
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	1,512,992	1,986,754
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2019
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	2,154,312	2,273,859
Minimum | Current senior managers
Remuneration of key personnel
Discretionary pension contribution percentage	15.00%